UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10571

BLUE CHIP INVESTOR FUNDS
(Exact name of registrant as specified in charter)

480 N. Magnolia Avenue, Suite 103, El Cajon CA 92020
(Address of principal executive offices) (Zip code)

Ross C. Provence
480 N. Magnolia Avenue, Suite 103, El Cajon CA 92020
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BLUE CHIP INVESTOR FUND

SEMI-ANNUAL REPORT June 30, 2009

Blue Chip Investor Fund (Unaudited)

BLUE CHIP INVESTOR FUND by Sectors (Unaudited) (as a percentage of Net Assets)

PERFORMANCE INFORMATION

6/30/09 NAV $72.27

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JUNE 30, 2009

			Since
	1 Year(A)	5 Years(A)	Inception(A)
Blue Chip Investor Fund	-22.58%	-3.83%	-1.55%
S&P 500(B)	-26.20%	-2.24%	-1.02%

(A)1 Year, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Blue Chip Investor Fund was January 1, 2002.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-59-FUNDS.

2009 Semi-Annual Report 1

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Check Capital Management, Inc., the Fund’s Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.bluechipinvestorfund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling our toll free number(1-800-59-FUNDS). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur ongoing costs, including investment advisor fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on January 1, 2009 and held through June 30, 2009.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2009
	January 1, 2009	June 30, 2009	to June 30, 2009
Actual	$1,000.00	$993.13	$6.38

Hypothetical	$1,000.00	$1,018.40	$6.46
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2009 Semi-Annual Report 2

Blue Chip Investor Fund
		Schedule of Investments
		June 30, 2009 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS
Advertising
15,000	Omnicom Group Inc.	$ 473,700	3.49%
Computer Hardware
15,000	Hewlett-Packard Co.	579,750	4.27%
Consumer Finance
23,000	American Express Company	534,520	3.94%
Data Processing & Outsourced Services
9,300	Automatic Data Processing, Inc.	329,592	2.43%
Diversified Bank
30,000	Wells Fargo & Co.	727,800	5.36%
Drug Retail
19,000	Walgreen Co.	558,600	4.11%
Electrical Components & Equipment
15,000	Emerson Electric Co.	486,000	3.58%
Health Care - Managed Care
20,000	Unitedhealth Group Inc.	499,600	3.68%
Household Products
5,000	Procter & Gamble Co.	255,500	1.88%
Hyper-Markets & Super Centers
10,000	Wal-Mart Stores Inc.	484,400	3.57%
Insurance - Life/Health
25,000	AFLAC Inc.	777,250	5.72%
Insurance - Property/Casualty
40	Berkshire Hathaway Inc. Class A *	3,600,000	26.51%
IT Consulting & Other Services
9,100	Accenture Ltd. Class A **	304,486	2.24%
Machinery Industrial
14,300	Illinois Tool Works Inc.	533,962	3.93%
Motorcycle Manufacturing
24,000	Harley-Davidson Inc.	389,040	2.87%
Pharmaceuticals
6,000	Abbott Laboratories	282,240
6,000	Johnson & Johnson	340,800
		623,040	4.59%
Restaurants
6,000	McDonald's Corp.	344,940	2.54%
Services - Data Processing
14,000	Fiserv Inc. *	639,940	4.71%
Soft Drinks
6,000	The Coca-Cola Company	287,940
8,000	Pepsico, Inc.	439,680
		727,620	5.36%
Systems Software
15,000	Microsoft Corporation	356,550	2.63%

* Non-Income Producing Securities. ** ADR - American Depository Receipt. The accompanying notes are an integral part of these financial statements.

2009 Semi-Annual Report 3

Blue Chip Investor Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)
Shares/Principal Amount	Fair Value	% of Net Assets

COMMON STOCKS
Trading Companies & Distributors
10,000 Fastenal Co.	$ 331,700	2.44%
Total for Common Stock (Cost $15,501,753)	13,557,990	99.85%
Cash Equivalents
31,808 Dreyfus Cash Management Cl A 0.07% ***	31,808	0.23%
(Cost - $31,808)
Total Investments	13,589,798	100.08%
(Cost - $15,533,561)
Liabilities in Excess of Other Assets	(11,180)	-0.08%
Net Assets	$ 13,578,618	100.00%

*** Variable rate security; the yield rate shown represents the rate at June 30, 2009. The accompanying notes are an integral part of these financial statements.

2009 Semi-Annual Report 4

Blue Chip Investor Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2009
Assets:
Investment Securities at Market Value	$ 13,589,798
(Cost $15,533,561)
Prepaid Expenses	6,279
Dividends & Interest Receivable	17,574
Total Assets	13,613,651
Liabilities:
Advisory Fee Payable	10,492
Administration Fee Payable	3,977
Other Accrued Expenses	20,564
Total Liabilities	35,033
Net Assets	$ 13,578,618
Net Assets Consist of:
Paid In Capital	$ 18,407,559
Accumulated Undistributed Net Investment Income	45,171
Accumulated Realized Loss on Investments - Net	(2,930,349)
Unrealized Depreciation in Value
of Investments Based on Cost - Net	(1,943,763)
Net Assets, for 187,875 Shares Outstanding	$ 13,578,618
(Unlimited shares authorized, without par value)
Net Asset Value, Offering Price and Redemption Price
Per Share ($13,578,618/187,875 shares)	$ 72.27

Statement of Operations (Unaudited)
For the six months ended June 30, 2009
Investment Income:
Dividends	$ 128,581
Interest	1,479
Total Investment Income	130,060
Expenses:
Investment Advisor Fees	66,064
Transfer Agent & Accounting Fees	15,204
Administration Fees	11,897
Audit Fees	8,996
Legal Fees	8,927
Custody Fees	5,154
Registration Fees	4,545
Trustee Fees	1,984
Other Fees	1,810
Insurance Expense	1,293
Printing and Postage Expense	992
Interest Expense	21
Total Expenses	126,887
Less:
Advisory Fee Waiver	(41,998)
Net Expenses	84,889
Net Investment Income	45,171
Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Loss on Investments	(2,288,278)
Net Change in Unrealized Depreciation on Investments	1,606,837
Net Realized and Unrealized Gain/(Loss) on Investments	(681,441)
Net Increase/(Decrease) in Net Assets from Operations	$ (636,270)

The accompanying notes are an integral part of these financial statements.

2009 Semi-Annual Report 5

Blue Chip Investor Fund

Statements of Changes in Net Assets	(Unaudited)
	1/1/2009	1/1/2008
	to	to
	6/30/2009	12/31/2008
From Operations:
Net Investment Income	$ 45,171	$ 36,648
Net Realized Gain (Loss) on Investments	(2,288,278)	(642,071)
Net Change in Unrealized Depreciation on Investments	1,606,837	(7,558,827)
Increase (Decrease) in Net Assets from Operations	(636,270)	(8,164,250)
From Distributions to Shareholders:
Net Investment Income	0	(44,757)
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	0	(44,757)
From Capital Share Transactions:
Proceeds From Sale of Shares	451,434	3,859,499
Shares Issued on Reinvestment of Dividends	0	44,757
Cost of Shares Redeemed	(2,483,283)	(4,090,772)
Net Increase (Decrease) from Shareholder Activity	(2,031,849)	(186,516)
Net Increase (Decrease) in Net Assets	(2,668,119)	(8,395,523)
Net Assets at Beginning of Period	16,246,737	24,642,260
Net Assets at End of Period (Including accumulated undistributed	$ 13,578,618	$ 16,246,737
Net Investment Income of $45,171 and $0, respectively)
Share Transactions:
Issued	6,678	46,356
Reinvested	-	644
Redeemed	(42,050)	(44,534)
Net Increase (Decrease) in Shares	(35,372)	2,466
Shares Outstanding Beginning of Period	223,247	220,781
Shares Outstanding End of Period	187,875	223,247

Financial Highlights	(Unaudited)
Selected data for a share outstanding	1/1/2009		1/1/2008	1/1/2007	1/1/2006	1/1/2005	1/1/2004
throughout the period:	to		to	to	to	to	to
	6/30/2009		12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
Net Asset Value -
Beginning of Period	$ 72.77		$111.61	$115.82	$104.45	$109.21	$103.88
Net Investment Income ***	0.23		0.17	0.23	0.29	0.11	0.16
Net Gains or (Losses) on Securities
(realized and unrealized)	(0.73)		(38.81)	0.65	17.23	3.07	8.07
Total from Investment Operations	(0.50)		(38.64)	0.88	17.52	3.18	8.23

Distributions (From Net Investment Income)	0.00		(0.20)	(0.23)	(0.40)	(0.02)	(0.20)
Distributions (From Capital Gains)	0.00		0.00	(4.86)	(5.75)	(7.92)	(2.70)
Total Distributions	0.00		(0.20)	(5.09)	(6.15)	(7.94)	(2.90)
Net Asset Value -
End of Period	$ 72.27		$ 72.77	$111.61	$115.82	$104.45	$109.21
Total Return +	(0.69)%	**	(34.62)%	0.78%	16.76%	2.87%	7.93%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	13,579		16,247	24,642	25,522	23,513	26,040
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.92%	*	1.73%	1.51%	1.56%	1.71%	1.67%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.05%	*	-0.20%	-0.06%	-0.03%	-0.16%	-0.08%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.29%	*	1.35%	1.25%	1.27%	1.45%	1.45%
Ratio of Net Investment Income to Average
Net Assets	0.68%	*	0.18%	0.20%	0.26%	0.11%	0.15%
Portfolio Turnover Rate	11.44%	**	65.14%	55.13%	36.85%	93.80%	71.91%

* Annualized. **Not Annualized.
*** Per share amounts calculated using the average shares method.
+ Total return in the above calculation represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

2009 Semi-Annual Report 6

NOTES TO FINANCIAL STATEMENTS
BLUE CHIP INVESTOR FUND
June 30, 2009
(UNAUDITED)

1.) ORGANIZATION
Blue Chip Investor Fund (the "Fund") is a non-diversified series of the Blue Chip Investor Fund (the "Trust"), formerly Premier Funds. The Trust is an open-end investment company. The Trust was organized in Ohio as a business trust on November 1, 2001 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on January 1, 2002. At present, the Fund is the only series authorized by the Trust. The Fund's investment objective is to seek long-term growth of capital. The Advisor to the Fund is Check Capital Management, Inc. (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
Securities that are traded on any exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price. Lacking a last sale price, a security is generally valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the price provided by the pricing service last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”).

Fixed income securities generally are valued by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" (“SFAS No. 157”) effective January 1, 2008. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers

2009 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,557,990	$0	$0	$13,557,990
Cash Equivalents	31,808	0	0	31,808
Total	$13,589,798	$0	$0	$13,589,798

The Fund did not hold any Level 3 assets during the six month period ended June 30, 2009.

The Fund adopted FASB Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") effective January 1, 2009. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not invest in derivative instruments during the six months ended June 30, 2009.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2005-2008), or expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SHARE VALUATION:
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characteriza-

2009 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

tion for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

SUBSEQUENT EVENTS:
Management has evaluated subsequent events through August 28, 2009, the date the financial statements were issued.

3.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an investment advisory agreement (the "Management Agreement") with the Advisor, Check Capital Management, Inc. Under the terms of the Management Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Board. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Advisor receives an annual investment advisor fee from the Fund of 1.00% of the average daily net assets of the Fund. As a result of the above calculation, for the six months ended June 30, 2009, the Advisor earned investment advisor fees totaling $66,064, before the waiver of fees and/or reimbursement of expenses described below. The Advisor has contractually agreed to waive investment advisor fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in acquired funds) at 1.25% of its average daily net assets through May 1, 2009. Effective May 1, 2009, the Advisor has contractually agreed to waive investment advisor fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in acquired funds) at 1.35% of its average daily net assets through May 1, 2010. The Advisor waived and/or reimbursed expenses of $41,998 for the six months ended June 30, 2009. At June 30, 2009 the Fund owed the Advisor $10,492.

4.) RELATED PARTY TRANSACTIONS
The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc. The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million subject to a minimum monthly fee of $2,000. The Fund also pays all out of pocket expenses directly attributable to the Fund. An officer and director of Premier Fund Solutions, Inc. is also an officer and trustee of the Fund and the son of another trustee. For the six months ended June 30, 2009 the administrator earned $11,897. At June 30, 2009 the Fund owed the administrator $3,977.

5.) CAPITAL SHARES
The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at June 30, 2009 was $18,407,559 representing 187,875 shares outstanding.

6.) PURCHASES AND SALES OF SECURITIES
For the six months ended June 30, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,508,843 and $3,116,844, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

2009 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

7.) SECURITY TRANSACTIONS
For Federal income tax purposes, the cost of investments owned at June 30, 2009 was $15,533,561. At June 30, 2009, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$994,037	($2,937,800)	($1,943,763)

There were no differences between book basis and tax basis unrealized depreciation.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2009, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, 72.26% of the Fund, and thus may be deemed to control the Fund.

9.) DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during fiscal year 2008 and the six month period ended June 30, 2009 were as follows.

Distributions paid from:

	Six Months Ended
	June 30, 2009	2008
Ordinary Income	$ 0	$ 36,648
Short-term Capital Gain	0	0
Long-term Capital Gain	0	0
Return of Capital	0	8,109
	$ 0	$ 44,757

10.) CAPITAL LOSS CARRYFORWARD
At December 31, 2008, the Fund had available for federal tax purposes an unused capital loss carryforward of $642,071 which expires in 2016. Capital loss carryforwards are available to offset future realized capital gains. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount that is offset will not be distributed to shareholders.

2009 Semi-Annual Report 10

Board of Trustees
George Cossolias, CPA
Allen C. Brown
Ross C. Provence
Jeffrey R. Provence

Investment Advisor
Check Capital Management Inc.
575 Anton Boulevard, Suite 500
Costa Mesa, CA 92626-7169

Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Custodian
Custodial Trust Co.
101 Carnegie Center
Princeton, NJ 08540-6231

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Hts, OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
480 N. Magnolia Avenue, Suite 103
El Cajon, CA 92020

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145-1524

BLUE CHIP INVESTOR FUND 575 Anton Boulevard, Suite 500 Costa Mesa, California 92626

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blue Chip Investor Funds

By: /s/ Ross C. Provence Ross C. Provence President

Date: 9/2/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ross C. Provence Ross C. Provence President

Date: 9/2/09

By: /s/ Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 9/2/09